Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Schedule of Collateral Held as Security for Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 941	£ 2,071
On-balance sheet: | Deposits by banks
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	941	2,071
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Total on-balance sheet/ off-balance sheet	£ 18,240	£ 31,043